Right-of-use assets, long-term financial assets and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-use assets, long-term financial assets and lease liabilities
Schedule of the movements in the net value book value of right-of-use assets

		Office	IT
In CHF thousands	Buildings	equipment	equipment	Total
Balance as of December 31, 2024	5,320	91	26	5,437
Depreciation	(497)	(11)	(3)	(511)
Balance as of June 30, 2025	4,823	80	23	4,926

Schedule of impact on condensed consolidated statements of income/(loss) and cash flows

	For the Three Months
	Ended June 30,
In CHF thousands	2025	2024
Statements of income/(loss)
Depreciation of right-of-use assets	260	169
Interest expense on lease liabilities	45	29
Expense for short-term leases and leases of low value	188	170
Total	493	368

Statements of cash flows
Total cash outflow for leases	488	372

	For the Six Months
	Ended June 30,
In CHF thousands	2025	2024
Statements of income/(loss)
Depreciation of right-of-use assets	511	337
Interest expense on lease liabilities	92	59
Expense for short-term leases and leases of low value	365	363
Total	968	759

Statements of cash flows
Total cash outflow for leases	965	762

Schedule of contractual undiscounted cash flows for lease obligations

As of
In CHF thousands	June 30, 2025
Less than one year	1,195
1-3 years	2,369
3-5 years	1,759
Total	5,323